FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 08, 2021	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Assets held in trust account			$ 8,119,642	$ 8,119,642	$ 116,726,978	$ 7,527,369
Amount withdrew from Trust Account			59,586	$ 59,586
Redemption of common stock						$ 110,472,254
Number of shares redeemed	10,805,877			10,805,877		10,805,877
Transfers between Level 1 and Level 2		$ 0	0	$ 0	0	$ 0
Transfers between Level 2 and Level 1		0	0	0	0	0
Transfers in of level 3		0		0	0	0
Transfers Out of level 3		$ 0		0	$ 0	0
Money Market Funds
FAIR VALUE MEASUREMENTS
Assets held in trust account			$ 8,119,642	$ 8,119,642		$ 7,527,369